Goldman Sachs Access Ultra Short Bond ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goldman Sachs Access Ultra Short Bond ETF | Goldman Sachs Access Ultra Short Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	6.01%	6.09%	0.10%	0.15%	1.67%